LEASE LIABILITIES - Reconciliation of current and noncurrent lease liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASE LIABILITIES
Lease liabilities - current			$ 12,750
Total future minimum lease payments	$ 0	$ 0	12,750
Less imputed interest			(60)
Total			$ 12,690